Shareholder Report, Holdings (Details) - C000005550	Nov. 30, 2025
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	35.60%
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	34.20%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
State Street
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.80%
RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	66.20%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(14.30%)